Long-Term Debt and Financial Liabilities	9 Months Ended
Sep. 30, 2018
Long-Term Debt and Financial Liabilities [Abstract]
Long-Term Debt and Financial Liabilities
7.	Long-Term Debt and Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2018	December 31, 2017
Secured loan facilities and other financial liabilities	194,309	196,450
Less: Deferred financing costs	(1,630)	(1,429)
Total	192,679	195,021
Less - current portion	(20,392)	(19,216)
Long-term portion	172,287	175,805

Secured credit facilities

Details of the Company's secured credit facilities are discussed in Note 7 of the consolidated financial statements for the year ended December 31, 2017, included in the Company's 2017 annual report on Form 20-F and are supplemented by the below new activities.

On June 29, 2018, the Company further amended the March 6, 2015 loan agreement with Alpha Bank A.E. to amend certain covenant terms of the facility.

On March 28, 2018, the Company signed an amendment to the September 1, 2015 HSH facility to amend certain covenant terms of the facility.

On April 30, 2018, the Company signed a supplemental letter with UniCredit Bank A.G. to the September 11, 2015 facility to amend certain covenant terms of the facility. On November 22, 2018, the Company entered into an amendment and restatement of the facility (Note 14).

On June 29, 2018, the Company further amended the November 4, 2015 loan agreement with Alpha Bank A.E. to amend certain covenant terms of the facility.

On June 13, 2018 and June 28, 2018, respectively, NSF entered into deeds of release, with respect to the Lordship and the Knightship, respectively, resulting in a complete release of the facility agreement dated November 28, 2016 after full settlement of the outstanding balance of $32,000. The first-priority mortgages over the Lordship and the Knightship and all other securities created in favor of NSF were irrevocably and unconditionally released pursuant to the deeds of release.

On May 18, 2018, the Company signed a supplemental agreement with Amsterdam Trade Bank N.V. to the May 24, 2017 loan facility, as amended and restated on September 25, 2017, to amend certain covenant terms of the facility.

On June 11, 2018, the Company entered into a $24,500 loan agreement with Blue Ocean maritime lending funds managed by EnTrustPermal for the purpose of refinancing the outstanding indebtedness of the Lordship under the previous loan facility with NSF dated November 28, 2016. The borrower under the facility is the applicable vessel-owning subsidiary and the facility is guaranteed by the Company. The facility matures in June 2023 and can be extended until June 2025 subject to certain conditions. Specifically, the borrower has the right to sell the ship back to the lender at a pre-agreed price of $20,800 on the fifth anniversary of the loan utilization ("Year-5 Put Option"). If the borrower elects to exercise the Year-5 Put Option, the lender has the right to extend the termination date of the loan by a further two years, in which case the exercise of the Year-5 Put Option by the borrower shall be cancelled in its entirety. Furthermore, the borrower has the right to sell the ship back to the lender at a pre-agreed price of $15,000 on the seventh anniversary of the loan utilization ("Year-7 Put Option"). If the borrower elects to exercise the Year-7 Put Option then the lenders will be obliged to purchase the ship at the pre-agreed price. The new facility is secured by a first priority mortgage over the vessel, general assignment covering earnings, insurances and requisition compensation, an account pledge agreement and a share pledge agreement concerning the respective vessel-owning subsidiary and technical and commercial managers' undertakings. The new loan facility bears a weighted average all-in interest rate of 11.4% and 11.2% assuming a maturity date in June 2023 or in June 2025, respectively. The principal obligation amortizes in 20 or 28 quarterly installments, with a balloon payment of $15,300 or $9,500 due at maturity, assuming a maturity date in June 2023 or in June 2025, respectively.  The facility also imposes certain customary operating covenants. Certain of these covenants may significantly limit or prohibit, among other things, the borrower's ability to incur additional indebtedness, create liens, sell capital shares of subsidiaries, engage in mergers, or sell the vessel without the consent of the relevant lenders. As of September 30, 2018, the amount outstanding under the facility was $24,300.

All of the Company's secured facilities bear either floating interest at LIBOR plus a margin or fixed interest. Each secured facility is secured by a first priority mortgage over the respective vessel.

Certain of the Company's credit facilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum earnings before interest, taxes, depreciation and amortization ("EBITDA") to interest coverage ratio;
•	a minimum borrower's liquidity;
•	a minimum guarantor's liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

The March 6, 2015 and November 4, 2015 facilities with Alpha Bank A.E. place a restriction on the Company's ability to distribute dividends to its shareholders, pursuant to which the amount of the dividends so declared shall not exceed 50% of the Company's net income except in case the cash and marketable securities are equal or greater than the amount required to meet the Company's consolidated debt installments and interest payments for the following eighteen-month period.

Failed Sale and Leaseback Agreement (Financial Liability)

On June 28, 2018, the Company entered into a $26,500 sale and leaseback agreement for the Knightship with Hanchen Limited "Hanchen"), an affiliate of AVIC International Leasing Co., Ltd., for the purpose of refinancing the outstanding indebtedness of the Knightship under the previous loan facility with NSF dated November 28, 2016. The Company's wholly-owned subsidiary ("Charterer") sold and chartered back the vessel on a bareboat basis for an eight year period, having a purchase obligation at the end of the eighth year and it further has the option to repurchase the Knightship at any time following the second anniversary of the bareboat charter. Under ASC 842-40, the transaction was accounted for as a failed sale and leaseback transaction and resulted in a financial liability. The bareboat charter is secured by a general assignment covering earnings, insurances and requisition compensation, an account pledge agreement and a share pledge agreement of the shares of the Charterer and technical and commercial managers' undertakings. The Company provided a guarantee to Hanchen. An upfront charterhire of $6,625 was paid by the Charterer to Hanchen upon the delivery of the vessel. An amount of $1,325 was paid by the Charterer to Hanchen upon the delivery of the vessel in order to secure the due observance and performance by the Charterer of its obligations and undertakings as per the sale and leaseback agreement. The deposit can be set off against the balloon payment at maturity. The Charterer is required to maintain a value maintenance ratio (as defined in the additional clauses of the bareboat charter) of at least 120%. In addition, the bareboat charter requires the Charterer to maintain an amount of $1,325 (Note 4) until the second anniversary of the delivery date or if earlier, a sub-charter in form and substance acceptable to Hanchen is available.

The charterhire principal bears interest at LIBOR plus a margin of 4% and amortizes in thirty two consecutive equal quarterly installments of approximately $456 along with a balloon payment at maturity of $5,299. The charterhire principal, as of September 30, 2018, is $19,420.

The borrowers under each of the existing financing arrangements are the applicable vessel owning subsidiaries or bareboat charterers of the vessels, as applicable, and the facilities are guaranteed by Seanergy Maritime Holdings Corp.

The annual principal payments required to be made after September 30, 2018, are as follows:

Twelve month periods ending	Amount
September 30, 2019	20,955
September 30, 2020	51,943
September 30, 2021	41,274
September 30, 2022	51,006
Thereafter	29,131
Total	194,309